Subsequent Events	3 Months Ended
Sep. 30, 2011
Subsequent Events
Subsequent Events [Text Block]	NOTE 6 – SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date of this filing and determined there are no events to disclose.